Assets held for sale or exchange and liabilities related to assets held for sale or exchange (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of Assets Held for Sale or Exchange, and Liabilities Related to Assets Held for Sale or Exchange
Assets held for sale or exchange, and liabilities related to assets held for sale or exchange, comprise:

(€ million)	December 31, 2023	December 31, 2022	December 31, 2021
Assets held for sale or exchange	15	85	89
Liabilities related to assets held for sale or exchange	13	10	—